Lease Liabilities	12 Months Ended
Jul. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liabilities

18. Lease Liabilities

The following is a continuity schedule of lease liabilities for the year ended July 31, 2020:

$
Balance as at July 31, 2019	—
Adjustment on adoption of IFRS 16 (Note 3)	21,360
Balance as at August 1, 2019	21,360
Lease additions	9,030
Lease payments	(4,341)
Interest expense on lease liabilities	3,067
Balance as at July 31, 2020	29,116
Current portion	4,772
Long-term portion	24,344

The Company's leases consist of administrative real estate leases and a production real estate property. The Company expensed variable lease payments of $3,769 for the year ended July 31, 2020.

The following table is the Company's lease obligations over the next five fiscal years and thereafter as at July 31, 2020:

Fiscal year	2021	2022 - 2023	2024 - 2025	Thereafter	Total
	$	$	$	$	$
Lease obligations	4,737	9,787	8,764	31,082	54,370